RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related party transaction
Amount due from related parties	$ 25		¥ 118.0		¥ 176.0
Due to related party			37.0		75.0
Loan payment	1	¥ 7.0	113.0	¥ 39.0
Loan from related party	$ 15	103.0
Sheen Star
Related party transaction
Amount due from related parties			39.0		44.0
Loan payment				35.0
Sheen Star | Service fee
Related party transaction
Revenue from related parties		2.0
Sheen Star | Interest income
Related party transaction
Interest income from related party				2.0
CREATER
Related party transaction
Amount due from related parties			27.0		40.0
Loan payment			27.0
CREATER | Interest income
Related party transaction
Interest income from related party		10.0
Ctrip
Related party transaction
Amount due from related parties			32.0		34.0
Due to related party			29.0		25.0
Ctrip | Marketing and training fee
Related party transaction
Revenue from related parties		12.0	24.0	13.0
Ctrip | Commission expenses
Related party transaction
Expenses with related parties		61.0	77.0	44.0
Ctrip | Lease expenses
Related party transaction
Expenses with related parties		18.0
China Hospitality JV
Related party transaction
Due to related party					25.0
China Hospitality JV | Service fee
Related party transaction
Revenue from related parties		10.0
Cjia Group
Related party transaction
Amount due from related parties			15.0		23.0
Due to related party					7.0
Loan payment			85.0
Loan from related party		103.0
Cjia Group | Goods sold and service provided
Related party transaction
Revenue from related parties		30.0	8.0	0.0
Cjia Group | Chengjia Hotel Management Co., Ltd.
Related party transaction
Consideration from sale of subsidiary				10.0
Hanmo
Related party transaction
Amount due from related parties					22.0
Hanmo | Interest income
Related party transaction
Interest income from related party		7.0
Accor
Related party transaction
Amount due from related parties			2.0		2.0
Due to related party			7.0		8.0
Accor | Service fee
Related party transaction
Revenue from related parties		14.0	8.0	4.0
Accor | Brand use fee, reservation fee and other related service fee
Related party transaction
Expenses with related parties		¥ 18.0	11.0	¥ 6.0
Others
Related party transaction
Amount due from related parties			3.0		11.0
Due to related party			¥ 1.0		¥ 10.0